Statements of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Operating expenses
Research and development	$ 1,041,892	$ 347,207	$ 10,451,212
General and administrative	32,259	263,989	663,190
Total operating expenses	1,074,151	611,196	11,114,402
Loss from Operations	(1,074,151)	(611,196)	(11,114,402)
Loss before income taxes	(1,074,151)	(611,196)	(11,114,402)
Income taxes provision
Net loss	$ (1,074,151)	$ (611,196)	$ (11,114,402)
Net loss applicable to common stock per share, basic (in Dollars per share)	$ (160.15)	$ (611.2)	$ (8.75)
Weighted average common shares outstanding, basic (in Shares)	6,707	1,000	1,270,041